Fees Summary	Oct. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000
Previously Paid Amount	0
Total Fee Amount	153.1
Total Offset Amount	0
Net Fee	$ 153.1